Investment Objectives and Goals - PRIMECAP Odyssey Discovery ETF	Jun. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PRIMECAP Odyssey Discovery ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The PRIMECAP Odyssey Discovery ETF (the “Fund”) seeks long-term capital appreciation.